Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 TWD ($)	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 shares	Oct. 13, 2017 shares	Jul. 13, 2017 shares
Disclosure of classes of share capital [line items]
Share price | $ / shares			$ 10
Shares included in authorized shares not yet completed share registration process				500,000,000
Number of ordinary shares issued					323,094,000	101,164,000
Number of shares represented by each ADS			2	2
Distribution of cash from capital surplus arising from issuance of ordinary shares	$ 352,695	$ 10,795,980
Percentage of legal reserve			10.00%
Percentage of legal reserve on share capital			25.00%
American depository shares (ADs) [member]
Disclosure of classes of share capital [line items]
Number of shares represented by each ADS			2
Number of shares outstanding			140,042,000	115,261,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding			280,085,000	576,305,000
Cash capital increase [member]
Disclosure of classes of share capital [line items]
Share price | $ / shares			$ 34.3
Number of ordinary shares issued			300,000,000
A.S.E. Holding Limited [member]
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary			100.00%	100.00%
Number of ordinary shares exchanged from ASE Holding			0.5
Repurchase of ordinary shares			1,852,000
Repurchase of ordinary shares, price per share | $ / shares			$ 38.5
Treasury shares canceled			121,852,000
Converted bonds [member]
Disclosure of classes of share capital [line items]
Ordinary shares issued under conversion of Bonds			424,258,000
Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of cash dividend on dividend distribution			30.00%